Nature of operations and going concern	6 Months Ended
Jun. 30, 2022
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern
Liminal BioSciences Inc. or Liminal, or the Company, is incorporated under the Canada Business Corporations Act and is a publicly traded development-stage biopharmaceutical company (Nasdaq symbol: LMNL) focused on developing distinctive novel small molecule therapeutics for inflammatory, fibrotic and metabolic diseases using its drug discovery platform and data-driven approach. Following the decision to discontinue fezagepras development in July 2022, the Company’s pipeline is currently made up of two development programs, the GPR84 antagonist and OXER1 antagonist programs, which are each at the preclinical stage.
The Company’s registered office is located at 231 Dundas Street East, Belleville, Ontario, K8N 1E2 and its principal executive office is located at 440, Boul. Armand-Frappier, suite 300, Laval, Québec, Canada, H7V 4B4. Liminal has active business operations in Canada and the United Kingdom.
Structured Alpha LP, or SALP, is Liminal’s majority and controlling shareholder and is considered Liminal’s parent entity for accounting purposes. Thomvest Asset Management Ltd., or Thomvest, is the general partner of SALP and the ultimate controlling parent, for accounting purposes, of Liminal is The 2003 TIL Settlement.
The interim condensed consolidated financial statements for the quarter and six months ended June 30, 2022, or interim financial statements, are presented in Canadian dollars, $ or CAD, and have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting standards Board, or IASB, on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.
During the six months ended June 30, 2022, the Company incurred a net loss from continuing operations of $17.9 million ($26.6 million for the six months ended June 30, 2021) and had negative operating cash flows, including continuing and discontinued operations, of $13.8 million ($29.6 million for the six months ended June 30, 2021). At June 30, 2022, the Company had an accumulated deficit of $1,090.7 million ($1,074.2 million at December 31, 2021) and a working capital of $35.0 million ($96.1 million at December 31, 2021).
With Liminal’s discontinuation of the development of its lead small molecule product candidate, fezagepras, in July 2022, Liminal’s main activities relate to its preclinical development of small molecule drug candidates. The Company’s cash runway is dependent on the research programs currently underway, the pace of their progression and their outcome, as well as those planned to be undertaken in the short term. As such, there is always a degree of uncertainty in regards to the outcome or cost of those programs. The cash runway is also dependent on decisions the Company makes in terms of managing its capital, including raising capital through the issuance of debt and equity or repaying financial obligations before their maturity, and the Company’s ability to conclude such financing transactions at an acceptable cost. The need to complete multiple financing transactions in the future is likely to continue until the Company can generate sufficient product revenues to finance its cash requirements. Management may revert to a variety of sources for financing future cash needs including public or private equity offerings, debt financings, strategic collaborations, alliances and licensing arrangements, grant funding or other sources.
Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, there can be no assurance of its success in doing so, especially with respect to its access to further funding on acceptable terms, if at all.

These circumstances indicate the existence of a material uncertainty that may cast substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to secure additional capital to the extent needed, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s preclinical programs which are critical to the realization of its business plan. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.